UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

             FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: MARCH 28, 2000

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE); { } IS A RESTATEMENT
               { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          J.P.MORGAN INVESTMENT MANAGEMENT INC
ADDRESS:       522, FIFTH AVENUE
               NEW  YORK, NY 10036
13F FILE NUMBER:     28-490

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HERIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          ANTHONY DELLA PIETRA JR.
TITLE:         MANAGING DIRECTOR
PHONE:            (212)837-2450
SIGNATURE, PLACE, AND DATE OF SIGNING:
ANTHONY DELLA PIETRA NEW  YORK, NEW YORK  MARCH 28, 2000

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT.

{X}      13F NOTICE.

{ }      13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                  0
FORM 13F INFORMATION TABLE ENTRY TOTAL:             0
FORM 13F INFORMATION TABLE VALUE TOTAL:             0
LIST OF OTHER INCLUDED-MANAGERS:

                            FORM 13F INFORMATION TABLE                                     MARCH 28, 2000             PAGE    244
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE

S REPORT SUMMARY                  0 DATA RECORDS                   0           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED